Derivative Instruments and Hedging Activities - Effect of (Loss) Gain on Derivatives Not Designated as Hedging Instruments (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	$ (110,670)	$ (272,596)	$ (164,286)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	30,318	(70,126)	(135,312)
Total realized and unrealized losses on derivative instruments	(80,352)	(342,722)	(299,598)
Interest rate swap agreements [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	(123,277)	(132,931)	(154,098)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	26,770	(58,405)	(146,780)
Interest rate swap agreement amendments [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net		(149,666)
Foreign currency forward contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	1,155	9,965	(2,274)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	6,933	(11,399)	6,307
Forward freight agreements and bunker fuel swap contracts [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net		36	(7,914)
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net			(108)
Foinaven embedded derivative [Member]
Realized (losses) gains relating to:
Derivative instruments not designated as hedging instruments realized gain (loss) net	11,452
Unrealized gains (losses) relating to:
Derivative instruments not designated as hedging instruments unrealized gain (loss) net	$ (3,385)	$ (322)	$ 5,269